U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form.
Please print or type.


1.	Name and address of issuer:		Dominion Funds, Inc.
						1613 Duke Street
						Alexandria, VA 22314

2. Name of each series or class of funds for which this notice is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list
   series or classes):   X




3.	Investment Company Act File Number:	801-06727

	Securities Act File Number:	033-49808

4(a)	Last day of fiscal year for which this notice is filed:
					            June 30, 2012

4(b)	Check box if this notice is being filed late (i.e., more
      than 90 Calendar days after the end of issuers fiscal year, (See Instruction A,2)


        Note: If the Form is being filed late, Interest must be paid on the registration fee due.

4(c)	Check box if this is the last time issuer will be filing
 	this form.

5. Calculation of registration fee:


(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):               $26,495,326

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:	             $18,856,270

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:	                       $8,653,033





(iv) Total available redemption credits
(add Items 5(ii)and 5(iii):	                    - $27,509,303

(v) Net sales - If Item 5(i) is greater than
 Item 5(iv)[subtract Item 5(iv) from Item 5(i)]     $     -

(vi) Redemption credits available for use
in future years.				                $1,013,977
- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:


(vii) Multiplier for determining registration fee (See
Instruction C.9): 			             X .00011460

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" of no fee is due):  	       = $ -

6. Prepaid Shares

   If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____0______. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:____0______


7. Interest due - If this form is being filed
   more than 90 days after the end of the issuer's
   Fiscal year (see Instruction D):             +  $       0


8. Total of the amount of the registration fee due
   plus any interest due [line 5(viii) plus line 7]:
                                                = $   0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

 [ ]     Wire Transfer

 [ ]     Mail or other means


SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)* /s/ Paul Dietrich, President & CIO

	Date	September 27, 2012

	 *Please print the name and title of the signing officer below the signature.